Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term debt		¥ 21,972,077	¥ 19,968,735
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt		1,839,799	444,495
MUFG [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		35	57
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		560,457
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 516,624
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2026
Interest rate, stated percentage rate range, minimum		2.95%
Interest rate, stated percentage rate range, maximum		3.85%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 43,833
Payable, currency		US dollars
Maturity date		2021
Interest rate, stated percentage		2.52%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,279,307	444,438
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 107,800	63,000
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2030
Interest rate, stated percentage rate range, minimum		0.72%
Interest rate, stated percentage rate range, maximum		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 324,804	27,000
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2026
Interest rate, stated percentage rate range, minimum		0.35%
Interest rate, stated percentage rate range, maximum		0.66%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 801,377	350,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		1.94%
Interest rate, stated percentage rate range, maximum		4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 16,000
Payable, currency		Japanese yen
Maturity date		2025
Interest rate, stated percentage		0.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,500	1,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		3.42%
Interest rate, stated percentage rate range, maximum		4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 563	601
Payable, currency		US dollars
Maturity date		no stated maturity
Interest rate, stated percentage		6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,277	1,303
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		4.75%
Interest rate, stated percentage rate range, maximum		5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 486	534
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		6.20%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.12%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 22,000
Payable, currency		Japanese yen
Maturity date		2025
Interest rate, stated percentage		0.79%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 14,076,587	13,917,887
BTMU [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		6,904	8,582
BTMU [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt		44,153	45,256
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		9,227,694	8,879,762
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 735,400	1,021,100
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2027
Interest rate, stated percentage rate range, minimum		0.15%
Interest rate, stated percentage rate range, maximum		2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,976,006	1,990,175
Payable, currency		US dollars
Maturity date range, Start		2016
Maturity date range, End		2046
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		4.70%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 95,352	96,842
Payable, currency		Euro
Maturity date		2022
Interest rate, stated percentage		0.88%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 21,612	32,013
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		2017
Interest rate, stated percentage rate range, minimum		3.64%
Interest rate, stated percentage rate range, maximum		4.05%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 5,021,001	4,456,619
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2028
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		0.25%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 208	311
Payable, currency		US dollars
Maturity date		2018
Interest rate, stated percentage		7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,562	75,071
Payable, currency		Euro
Maturity date range, Start		2016
Maturity date range, End		2018
Interest rate, stated percentage		0.15%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,127	1,202
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		3.00%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 337,916	360,510
Payable, currency		US dollars
Maturity date range, Start		2016
Maturity date range, End		2018
Interest rate, stated percentage rate range, minimum		0.94%
Interest rate, stated percentage rate range, maximum		1.65%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 55,629	59,839
Payable, currency		other currencies excluding Japanese yen, US dollars
Maturity date		2017
Interest rate, stated percentage		3.41%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 895,768	770,804
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2031
Interest rate, stated percentage rate range, minimum		0.53%
Interest rate, stated percentage rate range, maximum		1.03%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 14,113	15,276
Payable, currency		Euro
Maturity date		2021
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		0.07%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 2,650,038	2,907,987
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,064,330	1,206,806
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2031
Interest rate, stated percentage rate range, minimum		0.93%
Interest rate, stated percentage rate range, maximum		2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 230,400	233,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
Interest rate, stated percentage rate range, minimum		0.38%
Interest rate, stated percentage rate range, maximum		2.24%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 156,300	212,300
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2028
Interest rate, stated percentage rate range, minimum		0.08%
Interest rate, stated percentage rate range, maximum		2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 656,000	659,200
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		1.81%
Interest rate, stated percentage rate range, maximum		4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 264,798	282,400
Payable, currency		US dollars
Maturity date		no stated maturity
Interest rate, stated percentage		6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 167,925	171,371
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		4.75%
Interest rate, stated percentage rate range, maximum		5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 91,485	100,610
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 18,800	41,900
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2027
Interest rate, stated percentage rate range, minimum		0.19%
Interest rate, stated percentage rate range, maximum		0.68%
BTMU [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 713,277	900,442
Maturity date range, Start		2016
Maturity date range, End		2043
Interest rate, stated percentage rate range, minimum		0.15%
Interest rate, stated percentage rate range, maximum		5.90%
BTMU [Member] | Payable under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,434,521	1,175,858
Maturity date range, Start		2016
Maturity date range, End		2021
Interest rate, stated percentage rate range, minimum		0.13%
Interest rate, stated percentage rate range, maximum		1.48%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 6,055,691	5,606,353
Other Subsidiaries [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		8,167	7,512
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		5,263,239	4,643,865
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,153,615	1,938,560
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2045
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,145,182	779,847
Payable, currency		US dollars
Maturity date range, Start		2016
Maturity date range, End		2026
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		13.05%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 127,803	80,941
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start		2016
Maturity date range, End		2037
Interest rate, stated percentage rate range, minimum		0.50%
Interest rate, stated percentage rate range, maximum		18.76%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,161
Payable, currency		Euro
Maturity date		2020
Interest rate, stated percentage rate range, minimum		1.23%
Interest rate, stated percentage rate range, maximum		1.28%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 165,711	223,718
Payable, currency		Thai baht
Maturity date range, Start		2016
Maturity date range, End		2022
Interest rate, stated percentage rate range, minimum		0.50%
Interest rate, stated percentage rate range, maximum		4.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,389,154	1,368,947
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2046
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		24.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 277,514	233,858
Payable, currency		US dollars
Maturity date range, Start		2016
Maturity date range, End		2038
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		30.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 2,542	15,956
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start		2016
Maturity date range, End		2019
Interest rate, stated percentage rate range, minimum		0.78%
Interest rate, stated percentage rate range, maximum		1.43%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 557	834
Payable, currency		Euro
Maturity date		2018
Interest rate, stated percentage		1.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 1,204
Payable, currency			Thai baht
Maturity date			2015
Interest rate, stated percentage			3.82%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 784,261	¥ 954,976
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 409,070	430,377
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2030
Interest rate, stated percentage rate range, minimum		0.65%
Interest rate, stated percentage rate range, maximum		2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 84,737	85,413
Payable, currency		US dollars
Maturity date		2016
Interest rate, stated percentage		5.95%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 49,578	54,521
Payable, currency		Thai baht
Maturity date		2022
Interest rate, stated percentage		4.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 5,000
Payable, currency			Japanese yen
Maturity date			2020
Interest rate, stated percentage			1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 104,500	¥ 105,817
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 131,673	194,055
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2021
Interest rate, stated percentage rate range, minimum		0.37%
Interest rate, stated percentage rate range, maximum		0.91%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 4,703	6,334
Payable, currency		US dollars
Maturity date range, Start		2018
Maturity date range, End		2036
Interest rate, stated percentage rate range, minimum		1.44%
Interest rate, stated percentage rate range, maximum		2.21%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 73,459
Payable, currency			Thai baht
Maturity date			2020
Interest rate, stated percentage			4.75%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 24
Maturity date		2018
Interest rate, stated percentage		2.32%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the "other currencies" classification.